Taxes on Income (Schedule of Deferred Taxes) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	€ (4,182)	€ (3,796)
Changes recognized in profit or loss	248	1,042
Changes recognized due to sale of operation		(1,672)
Changes recognized due to business combination	488
Changes recognized in other comprehensive income	(755)	244
Balance of deferred tax asset (liability) Ending	(4,201)	(4,182)
Financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	(6,972)	(6,935)
Changes recognized in profit or loss	(219)	719
Changes recognized due to sale of operation
Changes recognized due to business combination
Changes recognized in other comprehensive income	127	(756)
Balance of deferred tax asset (liability) Ending	(7,064)	(6,972)
Fixed Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	(1,294)	(1,916)
Changes recognized in profit or loss	704	865
Changes recognized due to sale of operation		(243)
Changes recognized due to business combination	(919)
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability) Ending	(1,509)	(1,294)
Finance Lease Obligations And Long Term Loans [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning		710
Changes recognized in profit or loss		(97)
Changes recognized due to sale of operation		(613)
Changes recognized in other comprehensive income
Swap contract [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	678	198
Changes recognized in profit or loss		(27)
Changes recognized due to sale of operation		(261)
Changes recognized due to business combination
Changes recognized in other comprehensive income	(846)	768
Balance of deferred tax asset (liability) Ending	(168)	678
Losses on Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	3,406	4,147
Changes recognized in profit or loss	(237)	(418)
Changes recognized due to sale of operation		(555)
Changes recognized due to business combination	1,407
Changes recognized in other comprehensive income	(36)	232
Balance of deferred tax asset (liability) Ending	€ 4,540	€ 3,406